Cash and Cash Equivalents and Other Investments (Details) - Schedule of cash and cash equivalents - MXN ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash		$ 4,040,351	$ 2,065,311
Cash equivalents	[1]	17,506,035	13,064,881
Total		$ 21,546,386	$ 15,130,192

[1]	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.